Changes in Number of Shares of Common Stock Issued (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of Common Stock Outstanding [Line Items]
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	0	0	0
Purchase and retirement	(30,000,000)
Balance at end of year	3,417,997,492	3,447,997,492	3,447,997,492